UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21574

Eaton Vance Floating Rate Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	May 31

Date of Reporting Period:	August 31, 2008

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Income Trust	as of August 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 155.8% (1)

Principal
Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 2.7%
	CACI International, Inc.
2,119,089	Term Loan, 4.07%, Maturing May 3, 2011	$2,087,303
	Colt Defense, LLC
983,904	Term Loan, 5.71%, Maturing July 9, 2014	929,790
	DAE Aviation Holdings, Inc.
455,341	Term Loan, 6.55%, Maturing July 31, 2014	429,158
459,575	Term Loan, 6.55%, Maturing July 31, 2014	433,149
	Evergreen International Aviation
1,472,178	Term Loan, 9.00%, Maturing October 31, 2011	1,321,280
	Hawker Beechcraft Acquisition
208,002	Term Loan, 4.80%, Maturing March 26, 2014	194,482
3,560,307	Term Loan, 4.80%, Maturing March 26, 2014	3,328,887
	Hexcel Corp.
371,124	Term Loan, 4.89%, Maturing March 1, 2012	365,557
	IAP Worldwide Services, Inc.
970,901	Term Loan, 8.25%, Maturing December 30, 2012	766,203
	Spirit AeroSystems, Inc.
1,279,027	Term Loan, 4.54%, Maturing December 31, 2011	1,247,851
	TransDigm, Inc.
1,800,000	Term Loan, 4.80%, Maturing June 23, 2013	1,746,000
	Vought Aircraft Industries, Inc.
1,276,518	Term Loan, 4.97%, Maturing December 17, 2011	1,212,692
750,000	Term Loan, 7.50%, Maturing December 22, 2011	744,375
	Wesco Aircraft Hardware Corp.
1,264,250	Term Loan, 5.06%, Maturing September 29, 2013	1,218,817
		$16,025,544
Air Transport — 0.6%
	Delta Air Lines, Inc.
1,336,500	Term Loan - Second Lien, 5.72%, Maturing April 30, 2014	$983,998
	Northwest Airlines, Inc.
2,797,949	DIP Loan, 4.47%, Maturing August 21, 2009	2,336,288
		$3,320,286
Automotive — 6.5%
	Accuride Corp.
1,797,212	Term Loan, 6.00%, Maturing January 31, 2012	$1,689,380
	Adesa, Inc.
4,520,863	Term Loan, 5.06%, Maturing October 18, 2013	4,047,113
	Affina Group, Inc.
1,210,323	Term Loan, 5.80%, Maturing November 30, 2011	1,128,626
	Allison Transmission, Inc.
4,247,214	Term Loan, 5.33%, Maturing September 30, 2014	3,825,147
	AxleTech International Holding, Inc.
1,950,000	Term Loan - Second Lien, 9.30%, Maturing April 21, 2013	1,911,000
	Chrysler Financial
3,192,481	Term Loan, 6.78%, Maturing August 1, 2014	2,546,668
	CSA Acquisition Corp.
259,854	Term Loan, 5.31%, Maturing December 23, 2011	239,391
649,323	Term Loan, 5.31%, Maturing December 23, 2011	598,189
487,500	Term Loan, 5.31%, Maturing December 23, 2012	453,375
	Dayco Products, LLC
1,942,901	Term Loan, 7.38%, Maturing June 21, 2011	1,362,459
	Delphi Corp.
138,644	DIP Loan, 8.50%, Maturing December 31, 2008	115,652
1,361,357	DIP Loan, 8.50%, Maturing December 31, 2008	1,135,599

		Federal-Mogul Corp.
1,672,613		Term Loan, 4.41%, Maturing December 27, 2014	$1,296,275
2,292,424		Term Loan, 4.41%, Maturing December 27, 2015	1,839,671
		Ford Motor Co.
1,945,375		Term Loan, 5.47%, Maturing December 15, 2013	1,514,961
		General Motors Corp.
5,575,512		Term Loan, 5.16%, Maturing November 29, 2013	4,168,130
		Goodyear Tire & Rubber Co.
2,675,000		Term Loan - Second Lien, 4.54%, Maturing April 30, 2010	2,454,312
		HLI Operating Co., Inc.
EUR	87,273	Term Loan, 4.35%, Maturing May 30, 2014	114,354
EUR	1,493,818	Term Loan, 7.62%, Maturing May 30, 2014	1,935,361
		Keystone Automotive Operations, Inc.
1,436,033		Term Loan, 5.97%, Maturing January 12, 2012	1,041,124
		LKQ Corp.
1,141,156		Term Loan, 4.72%, Maturing October 12, 2014	1,118,332
		TriMas Corp.
262,500		Term Loan, 4.88%, Maturing August 2, 2011	238,875
2,115,056		Term Loan, 4.88%, Maturing August 2, 2013	1,924,701
		United Components, Inc.
1,180,271		Term Loan, 4.81%, Maturing June 30, 2010	1,124,208
			$37,822,903
Beverage and Tobacco — 0.5%
		Constellation Brands, Inc.
1,200,000		Term Loan, 4.14%, Maturing June 5, 2013	$1,159,594
		Culligan International Co.
EUR	1,075,000	Term Loan - Second Lien, 9.45%, Maturing May 31, 2013	830,901
		Southern Wine & Spirits of America, Inc.
239,811		Term Loan, 4.30%, Maturing May 31, 2012	232,916
		Van Houtte, Inc.
873,389		Term Loan, 5.30%, Maturing July 11, 2014	816,619
119,098		Term Loan, 5.30%, Maturing July 11, 2014	111,357
			$3,151,387
Brokers, Dealers and Investment Houses — 0.2%
		AmeriTrade Holding Corp.
1,094,591		Term Loan, 3.97%, Maturing December 31, 2012	$1,066,656
			$1,066,656
Building and Development — 5.1%
		Beacon Sales Acquisition, Inc.
1,252,687		Term Loan, 4.74%, Maturing September 30, 2013	$1,127,419
		Brickman Group Holdings, Inc.
782,538		Term Loan, 4.80%, Maturing January 23, 2014	706,240
		Building Materials Corp. of America
1,551,522		Term Loan, 5.56%, Maturing February 22, 2014	1,342,714
		Capital Automotive (REIT)
1,372,138		Term Loan, 4.22%, Maturing December 16, 2010	1,299,277
		Epco/Fantome, LLC
1,564,000		Term Loan, 5.09%, Maturing November 23, 2010	1,470,160
		Forestar USA Real Estate Group, Inc.
1,700,000		Revolver Loan, 6.47%, Maturing December 1, 2010 (2)	1,598,000
1,700,000		Term Loan, 6.47%, Maturing December 1, 2010	1,666,000
		Hovstone Holdings, LLC
961,912		Term Loan, 6.97%, Maturing February 28, 2009	790,114
		LNR Property Corp.
1,430,000		Term Loan, 6.04%, Maturing July 3, 2011	1,117,784
		Metroflag BP, LLC
500,000		Term Loan - Second Lien, 11.47%, Maturing January 2, 2009	395,000
		Mueller Water Products, Inc.
1,425,289		Term Loan, 4.50%, Maturing May 24, 2014	1,339,178
		NCI Building Systems, Inc.
373,123		Term Loan, 3.97%, Maturing June 18, 2010	363,795

		November 2005 Land Investors
304,934		Term Loan, 6.47%, Maturing May 9, 2011	$250,808
		Panolam Industries Holdings, Inc.
1,039,225		Term Loan, 5.55%, Maturing September 30, 2012	935,303
		Re/Max International, Inc.
787,111		Term Loan, 6.29%, Maturing December 17, 2012	688,722
493,929		Term Loan, 10.29%, Maturing December 17, 2012	432,187
		Realogy Corp.
971,251		Term Loan, 5.46%, Maturing September 1, 2014	806,340
3,607,499		Term Loan, 5.46%, Maturing September 1, 2014	2,994,975
		South Edge, LLC
843,750		Term Loan, 7.25%, Maturing October 31, 2009	514,687
		Stile Acquisition Corp.
786,113		Term Loan, 4.83%, Maturing April 6, 2013	676,385
778,552		Term Loan, 4.83%, Maturing April 6, 2013	669,880
		Tousa/Kolter, LLC
1,444,467		Term Loan, 5.00%, Maturing March 31, 2031 (3)	685,977
		TRU 2005 RE Holding Co.
5,075,000		Term Loan, 5.46%, Maturing December 9, 2008	4,734,975
		United Subcontractors, Inc. (PIK)
925,719		Term Loan - Second Lien, 12.42%, Maturing June 27, 2013 (3)	462,860
		Wintergames Acquisition ULC
2,871,182		Term Loan, 5.70%, Maturing April 24, 2009	2,741,979
			$29,810,759
Business Equipment and Services — 11.7%
		ACCO Brands Corp.
1,063,950		Term Loan, 4.55%, Maturing August 17, 2012	$1,005,433
		Activant Solutions, Inc.
1,791,263		Term Loan, 4.81%, Maturing May 1, 2013	1,558,399
992,481		Term Loan, 5.19%, Maturing May 1, 2013	863,459
		Acxiom Corp.
1,401,125		Term Loan, 4.82%, Maturing September 15, 2012	1,352,086
		Affiliated Computer Services
2,352,000		Term Loan, 4.47%, Maturing March 20, 2013	2,277,030
901,875		Term Loan, 4.47%, Maturing March 20, 2013	873,128
		Affinion Group, Inc.
2,619,470		Term Loan, 5.30%, Maturing October 17, 2012	2,531,063
		Allied Barton Security Service
1,100,000		Term Loan, 7.75%, Maturing February 21, 2015	1,086,250
		Education Management, LLC
3,861,541		Term Loan, 4.56%, Maturing June 1, 2013	3,542,964
		Info USA, Inc.
658,226		Term Loan, 4.81%, Maturing February 14, 2012	628,606
		Intergraph Corp.
1,000,000		Term Loan - Second Lien, 8.81%, Maturing November 29, 2014	965,000
		iPayment, Inc.
2,742,561		Term Loan, 4.64%, Maturing May 10, 2013	2,362,031
		ista International GmbH
EUR	1,188,822	Term Loan, 7.12%, Maturing May 14, 2015	1,512,210
EUR	236,178	Term Loan, 7.12%, Maturing May 14, 2015	300,424
		Kronos, Inc.
1,228,571		Term Loan, 5.05%, Maturing June 11, 2014	1,130,286
		Language Line, Inc.
3,646,329		Term Loan, 6.06%, Maturing June 11, 2011	3,445,780
		Mitchell International, Inc.
994,962		Term Loan, 4.80%, Maturing March 28, 2014	965,113
1,000,000		Term Loan - Second Lien, 8.06%, Maturing March 28, 2015	955,000
		N.E.W. Holdings I, LLC
2,586,654		Term Loan, 5.28%, Maturing May 22, 2014	2,335,534
		Protection One, Inc.
2,223,513		Term Loan, 4.72%, Maturing March 31, 2012	2,023,397
		Quantum Corp.
344,375		Term Loan, 6.30%, Maturing July 12, 2014	306,494
		Quintiles Transnational Corp.
1,875,000		Term Loan - Second Lien, 6.90%, Maturing March 31, 2014	1,785,937

		Sabre, Inc.
7,377,363		Term Loan, 4.67%, Maturing September 30, 2014	$5,658,024
		Serena Software, Inc.
1,003,768		Term Loan, 4.68%, Maturing March 10, 2013	922,212
		Sitel (Client Logic)
2,081,058		Term Loan, 5.29%, Maturing January 29, 2014	1,640,566
		Solera Holdings, LLC
EUR	839,164	Term Loan, 6.96%, Maturing May 15, 2014	1,148,977
		SunGard Data Systems, Inc.
14,165,285		Term Loan, 4.55%, Maturing February 11, 2013	13,346,362
		TDS Investor Corp.
997,481		Term Loan, 4.72%, Maturing August 23, 2013	843,495
1,500,739		Term Loan, 4.72%, Maturing August 23, 2013	1,262,185
301,124		Term Loan, 5.05%, Maturing August 23, 2013	253,258
EUR	1,054,228	Term Loan, 7.21%, Maturing August 23, 2013	1,311,513
		Transaction Network Services, Inc.
627,867		Term Loan, 4.80%, Maturing May 4, 2012	587,840
		Valassis Communications, Inc.
341,628		Term Loan, 4.56%, Maturing March 2, 2014	315,152
1,479,575		Term Loan, 4.56%, Maturing March 2, 2014	1,364,908
		VWR International, Inc.
1,825,000		Term Loan, 4.97%, Maturing June 28, 2013	1,653,906
		WAM Acquisition, S.A.
EUR	276,689	Term Loan, 6.48%, Maturing May 4, 2014	345,561
EUR	167,556	Term Loan, 6.48%, Maturing May 4, 2014	209,264
EUR	276,689	Term Loan, 6.98%, Maturing May 4, 2015	345,561
EUR	167,556	Term Loan, 6.98%, Maturing May 4, 2015	209,264
		West Corp.
3,669,241		Term Loan, 4.94%, Maturing October 24, 2013	3,238,678
			$68,462,350
Cable and Satellite Television — 10.6%
		Atlantic Broadband Finance, LLC
3,920,383		Term Loan, 5.06%, Maturing February 10, 2011	$3,802,771
		Bragg Communications, Inc.
2,104,088		Term Loan, 5.18%, Maturing August 31, 2014	2,069,896
		Bresnan Broadband Holdings, LLC
550,000		Term Loan, 5.02%, Maturing March 29, 2014	527,083
1,325,000		Term Loan - Second Lien, 7.52%, Maturing March 29, 2014	1,222,312
		Cequel Communications, LLC
1,494,956		Term Loan, 4.80%, Maturing November 5, 2013	1,401,989
		Charter Communications Operating, Inc.
13,230,744		Term Loan, 4.80%, Maturing April 28, 2013	11,606,300
		CSC Holdings, Inc.
6,873,713		Term Loan, 4.21%, Maturing March 29, 2013	6,555,804
		CW Media Holdings, Inc.
694,750		Term Loan, 6.05%, Maturing February 15, 2015	684,329
		Foxco Acquisition Sub., LLC
725,000		Term Loan, 7.25%, Maturing July 2, 2015	705,666
		Insight Midwest Holdings, LLC
3,999,375		Term Loan, 4.47%, Maturing April 6, 2014	3,856,585
		Kabel BW GmbH and Co.
EUR	500,000	Term Loan, 6.99%, Maturing June 9, 2013	679,382
EUR	500,000	Term Loan, 7.49%, Maturing June 9, 2014	679,382
		MCC Iowa, LLC
1,137,500		Term Loan, 3.95%, Maturing March 31, 2010	1,086,313
		Mediacom Broadband Group
3,900,977		Term Loan, 4.22%, Maturing January 31, 2015	3,616,940
		Mediacom Illinois, LLC
4,036,653		Term Loan, 4.22%, Maturing January 31, 2015	3,745,005
		NTL Investment Holdings, Ltd.
GBP	1,800,000	Term Loan, Maturing March 30, 2012 (4)	2,999,430
GBP	515,211	Term Loan, 8.13%, Maturing March 30, 2012	858,522
GBP	261,972	Term Loan, 8.13%, Maturing March 30, 2012	436,536

		Orion Cable GmbH
EUR	706,774	Term Loan, 7.64%, Maturing October 31, 2014	$951,581
EUR	706,774	Term Loan, 7.73%, Maturing October 31, 2015	951,581
		ProSiebenSat.1 Media AG
EUR	608,000	Term Loan, 7.31%, Maturing March 2, 2015	624,352
EUR	11,076	Term Loan, 6.85%, Maturing June 26, 2015	12,977
EUR	272,924	Term Loan, 6.85%, Maturing June 26, 2015	319,776
EUR	608,000	Term Loan, 7.56%, Maturing March 2, 2016	624,352
EUR	625,000	Term Loan - Second Lien, 8.84%, Maturing September 2, 2016	350,809
EUR	439,021	Term Loan, 12.09%, Maturing March 2, 2017	200,907
		UPC Broadband Holding B.V.
EUR	4,500,000	Term Loan, 6.48%, Maturing October 16, 2011	5,929,487
3,175,000		Term Loan, 4.21%, Maturing December 31, 2014	2,986,087
		YPSO Holding SA
EUR	541,621	Term Loan, 6.99%, Maturing July 28, 2014	628,721
EUR	209,021	Term Loan, 6.99%, Maturing July 28, 2014	242,634
EUR	249,358	Term Loan, 6.99%, Maturing July 28, 2014	289,458
EUR	1,000,000	Term Loan, 7.24%, Maturing July 28, 2015	1,179,272
			$61,826,239
Chemicals and Plastics — 9.3%
		Arizona Chemical, Inc.
500,000		Term Loan - Second Lien, 8.31%, Maturing February 28, 2014	$392,500
		Brenntag Holding GmbH and Co. KG
432,000		Term Loan, 5.07%, Maturing December 23, 2013	399,600
1,768,000		Term Loan, 5.07%, Maturing December 23, 2013	1,635,400
1,100,000		Term Loan - Second Lien, 7.79%, Maturing December 23, 2015	896,500
		Celanese Holdings, LLC
4,641,250		Term Loan, 4.28%, Maturing April 2, 2014	4,390,952
		Cognis GmbH
EUR	823,361	Term Loan, 6.96%, Maturing September 15, 2013	1,114,081
EUR	201,639	Term Loan, 6.96%, Maturing September 15, 2013	272,836
		First Chemical Holding
EUR	965,273	Term Loan, 8.16%, Maturing December 18, 2015	1,219,797
		Foamex International, Inc.
1,536,471		Term Loan, 6.03%, Maturing February 12, 2013	1,179,241
		Georgia Gulf Corp.
737,523		Term Loan, 4.96%, Maturing October 3, 2013	700,186
		Hercules, Inc.
1,947,368		Term Loan, 3.97%, Maturing October 8, 2010	1,879,211
		Hexion Specialty Chemicals, Inc.
495,000		Term Loan, 5.06%, Maturing May 5, 2012	429,059
4,854,820		Term Loan, 5.06%, Maturing May 5, 2013	4,208,090
1,054,605		Term Loan, 5.06%, Maturing May 5, 2013	914,117
		INEOS Group
500,000		Term Loan, Maturing December 14, 2013 (4)	425,000
2,040,121		Term Loan, 4.88%, Maturing December 14, 2013	1,734,103
500,000		Term Loan, Maturing December 14, 2014 (4)	425,000
2,040,121		Term Loan, 5.38%, Maturing December 14, 2014	1,734,103
		Innophos, Inc.
1,837,159		Term Loan, 4.81%, Maturing August 10, 2010	1,818,787
		ISP Chemco, Inc.
2,970,000		Term Loan, 4.16%, Maturing June 4, 2014	2,757,149
		Kleopatra
900,000		Term Loan, 5.29%, Maturing January 3, 2016	653,625
EUR	625,000	Term Loan, 7.46%, Maturing January 3, 2016	671,057
		Kranton Polymers, LLC
2,419,445		Term Loan, 4.50%, Maturing May 12, 2013	2,234,962
		Lucite International Group Holdings
653,084		Term Loan, 5.05%, Maturing July 7, 2013	539,611
231,252		Term Loan, 5.05%, Maturing July 7, 2013	191,072
		MacDermid, Inc.
603,802		Term Loan, 4.80%, Maturing April 12, 2014	561,536
EUR	804,505	Term Loan, 7.20%, Maturing April 12, 2014	1,077,833

		Millenium Inorganic Chemicals
398,000		Term Loan, 5.05%, Maturing April 30, 2014	$344,270
1,075,000		Term Loan - Second Lien, 8.55%, Maturing October 31, 2014	795,500
		Momentive Performance Material
2,807,374		Term Loan, 4.75%, Maturing December 4, 2013	2,599,454
		Nalco Co.
5,264,707		Term Loan, 4.68%, Maturing November 4, 2010	5,199,841
		Propex Fabrics, Inc.
983,333		Term Loan, 6.88%, Maturing January 23, 2009 (2)	894,833
876,739		Term Loan, 9.00%, Maturing July 31, 2012	418,643
		Rockwood Specialties Group, Inc.
6,248,375		Term Loan, 4.30%, Maturing December 10, 2012	6,009,600
		Schoeller Arca Systems Holding
EUR	221,709	Term Loan, 8.40%, Maturing November 16, 2015	294,585
EUR	206,030	Term Loan, 8.40%, Maturing November 16, 2015	273,753
EUR	72,261	Term Loan, 8.40%, Maturing November 16, 2015	96,014
		Solo Cup Co.
2,695,742		Term Loan, 6.11%, Maturing February 27, 2011	2,626,424
		Wellman, Inc.
750,000		Term Loan, 6.74%, Maturing February 10, 2009 (5)	406,875
			$54,415,200
Clothing/Textiles — 0.7%
		Hanesbrands, Inc.
1,394,643		Term Loan, 4.55%, Maturing September 5, 2013	$1,357,840
950,000		Term Loan - Second Lien, 6.55%, Maturing March 5, 2014	928,922
		St. John Knits International, Inc.
594,167		Term Loan, 5.80%, Maturing March 23, 2012	555,547
		The William Carter Co.
1,062,371		Term Loan, 4.12%, Maturing July 14, 2012	1,017,884
			$3,860,193
Conglomerates — 4.1%
		Amsted Industries, Inc.
1,891,504		Term Loan, 4.79%, Maturing October 15, 2010	$1,834,758
		Blount, Inc.
277,369		Term Loan, 4.21%, Maturing August 9, 2010	266,621
		Doncasters (Dunde HoldCo 4 Ltd.)
473,032		Term Loan, 4.97%, Maturing July 13, 2015	436,766
473,032		Term Loan, 5.47%, Maturing July 13, 2015	436,766
GBP	550,000	Term Loan - Second Lien, 9.87%, Maturing January 13, 2016	842,665
		GenTek, Inc.
560,578		Term Loan, 4.79%, Maturing February 25, 2011	525,542
		ISS Holdings A/S
EUR	162,719	Term Loan, 6.96%, Maturing December 31, 2013	215,852
EUR	1,162,281	Term Loan, 6.96%, Maturing December 31, 2013	1,541,802
		Jarden Corp.
2,392,273		Term Loan, 4.55%, Maturing January 24, 2012	2,269,669
944,120		Term Loan, 4.55%, Maturing January 24, 2012	895,733
994,976		Term Loan, 5.30%, Maturing January 24, 2012	964,380
		Johnson Diversey, Inc.
1,835,726		Term Loan, 4.79%, Maturing December 16, 2011	1,766,886
		Polymer Group, Inc.
2,582,241		Term Loan, 5.04%, Maturing November 22, 2012	2,375,662
		RBS Global, Inc.
344,750		Term Loan, 4.79%, Maturing July 19, 2013	327,512
2,425,000		Term Loan, 5.29%, Maturing July 19, 2013	2,300,719
		RGIS Holdings, LLC
148,559		Term Loan, 5.30%, Maturing April 30, 2014	125,532
2,971,182		Term Loan, 5.31%, Maturing April 30, 2014	2,510,648
		The Manitowoc Company Inc.
1,400,000		Term Loan, Maturing August 21, 2014 (4)	1,399,416
		US Investigations Services, Inc.
2,133,835		Term Loan, 5.55%, Maturing February 21, 2015	1,973,797
		Vertrue, Inc.
942,875		Term Loan, 5.81%, Maturing August 16, 2014	841,516
			$23,852,242

Containers and Glass Products — 4.7%
		Berry Plastics Corp.
4,058,725		Term Loan, 4.80%, Maturing April 3, 2015	$3,492,788
		Consolidated Container Co.
1,000,000		Term Loan - Second Lien, 8.18%, Maturing September 28, 2014	505,000
		Crown Americas, Inc.
686,000		Term Loan, 4.42%, Maturing November 15, 2012	668,850
		Graham Packaging Holdings Co.
5,660,900		Term Loan, 5.04%, Maturing October 7, 2011	5,400,006
		Graphic Packaging International, Inc.
6,127,014		Term Loan, 4.79%, Maturing May 16, 2014	5,793,380
1,492,500		Term Loan, 5.55%, Maturing May 16, 2014	1,443,645
		JSG Acquisitions
2,055,000		Term Loan, 4.66%, Maturing December 31, 2013	1,864,912
2,055,000		Term Loan, 4.91%, Maturing December 13, 2014	1,864,912
		Kranson Industries, Inc.
930,996		Term Loan, 5.05%, Maturing July 31, 2013	858,843
		Owens-Brockway Glass Container
1,723,500		Term Loan, 3.96%, Maturing June 14, 2013	1,682,136
		Smurfit-Stone Container Corp.
692,586		Term Loan, 4.50%, Maturing November 1, 2011	672,963
804,789		Term Loan, 4.64%, Maturing November 1, 2011	781,987
1,570,817		Term Loan, 4.64%, Maturing November 1, 2011	1,526,311
717,807		Term Loan, 4.81%, Maturing November 1, 2011	697,469
			$27,253,202
Cosmetics/Toiletries — 0.7%
		American Safety Razor Co.
491,806		Term Loan - Second Lien, 5.26%, Maturing July 31, 2013	$464,757
1,050,000		Term Loan - Second Lien, 8.79%, Maturing July 31, 2014	955,500
		Bausch & Lomb, Inc.
130,000		Term Loan, 6.05%, Maturing April 30, 2015 (2)	126,883
517,400		Term Loan, 6.05%, Maturing April 30, 2015	504,994
		KIK Custom Products, Inc.
1,075,000		Term Loan - Second Lien, 7.47%, Maturing November 30, 2014	474,792
		Prestige Brands, Inc.
1,906,818		Term Loan, 4.73%, Maturing April 7, 2011	1,873,449
			$4,400,375
Drugs — 1.1%
		Graceway Pharmaceuticals, LLC
937,783		Term Loan, 5.55%, Maturing May 3, 2012	$811,182
1,000,000		Term Loan - Second Lien, 9.30%, Maturing May 3, 2013	755,000
275,000		Term Loan, 11.05%, Maturing November 3, 2013	214,500
		Pharmaceutical Holdings Corp.
528,099		Term Loan, 5.73%, Maturing January 30, 2012	506,975
		Stiefel Laboratories, Inc.
715,362		Term Loan, 5.04%, Maturing December 28, 2013	677,806
935,270		Term Loan, 5.04%, Maturing December 28, 2013	886,168
		Warner Chilcott Corp.
2,115,766		Term Loan, 4.70%, Maturing January 18, 2012	2,060,227
823,856		Term Loan, 4.80%, Maturing January 18, 2012	802,230
			$6,714,088
Ecological Services and Equipment — 1.9%
		Allied Waste Industries, Inc.
1,472,133		Term Loan, 3.95%, Maturing January 15, 2012	$1,442,895
2,144,841		Term Loan, 3.97%, Maturing January 15, 2012	2,102,242
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 7.07%, Maturing April 1, 2015	1,371,953
		Cory Environmental Holdings
GBP	500,000	Term Loan - Second Lien, 9.74%, Maturing September 30, 2014	829,897
		EnergySolutions, LLC
162		Term Loan, 5.47%, Maturing June 7, 2013	158

		IESI Corp.
1,400,000		Term Loan, 4.49%, Maturing January 20, 2012	$1,349,250
		Kemble Water Structure, Ltd.
GBP	1,500,000	Term Loan, 9.74%, Maturing October 13, 2013	2,503,371
		Sensus Metering Systems, Inc.
18,523		Term Loan, 4.47%, Maturing December 17, 2010	18,199
718,723		Term Loan, 4.72%, Maturing December 17, 2010	706,145
		Waste Services, Inc.
633,630		Term Loan, 5.15%, Maturing March 31, 2011	628,878
			$10,952,988
Electronics/Electrical — 4.7%
		Aspect Software, Inc.
1,884,763		Term Loan, 5.81%, Maturing July 11, 2011	$1,771,677
2,000,000		Term Loan - Second Lien, 9.88%, Maturing July 11, 2013	1,820,000
		FCI International S.A.S.
241,266		Term Loan, 4.84%, Maturing November 1, 2013	227,997
232,273		Term Loan, 4.84%, Maturing November 1, 2013	219,498
232,273		Term Loan, 4.84%, Maturing November 1, 2013	219,498
241,266		Term Loan, 4.84%, Maturing November 1, 2013	227,997
		Freescale Semiconductor, Inc.
4,703,375		Term Loan, 4.21%, Maturing December 1, 2013	4,217,973
		Infor Enterprise Solutions Holdings
1,496,222		Term Loan, 5.55%, Maturing July 28, 2012	1,221,291
3,214,512		Term Loan, 6.55%, Maturing July 28, 2012	2,732,335
1,677,137		Term Loan, 6.55%, Maturing July 28, 2012	1,425,566
500,000		Term Loan - Second Lien, 8.30%, Maturing March 2, 2014	296,875
183,333		Term Loan - Second Lien, 9.05%, Maturing March 2, 2014	108,854
316,667		Term Loan - Second Lien, 9.05%, Maturing March 2, 2014	183,667
		Network Solutions, LLC
758,727		Term Loan, 5.17%, Maturing March 7, 2014	633,537
		Open Solutions, Inc.
2,941,926		Term Loan, 5.15%, Maturing January 23, 2014	2,177,025
		Sensata Technologies Finance Co.
3,834,804		Term Loan, 4.54%, Maturing April 27, 2013	3,384,214
		Spectrum Brands, Inc.
64,767		Term Loan, 6.46%, Maturing March 30, 2013	56,077
1,772,069		Term Loan, 6.73%, Maturing March 30, 2013	1,534,316
		SS&C Technologies, Inc.
793,307		Term Loan, 4.78%, Maturing November 23, 2012	752,650
		VeriFone, Inc.
790,500		Term Loan, 5.55%, Maturing October 31, 2013	758,880
		Vertafore, Inc.
2,964,543		Term Loan, 5.31%, Maturing January 31, 2012	2,771,848
950,000		Term Loan - Second Lien, 8.81%, Maturing January 31, 2013	847,875
			$27,589,650
Equipment Leasing — 0.7%
		AWAS Capital, Inc.
2,059,392		Term Loan - Second Lien, 8.81%, Maturing March 22, 2013	$1,575,435
		The Hertz Corp.
2,451,788		Term Loan, 3.97%, Maturing December 21, 2012	2,247,473
444,444		Term Loan, 4.55%, Maturing December 21, 2012	407,408
			$4,230,316
Farming/Agriculture — 0.2%
		Central Garden & Pet Co.
1,277,777		Term Loan, 3.98%, Maturing February 28, 2014	$1,134,027
			$1,134,027
Financial Intermediaries — 2.4%
		Citco III, Ltd.
3,190,118		Term Loan, 5.13%, Maturing June 30, 2014	$2,871,106
		Grosvenor Capital Management
1,498,966		Term Loan, 4.57%, Maturing December 5, 2013	1,431,512

		INVESTools, Inc.
426,667		Term Loan, 6.06%, Maturing August 13, 2012	$388,267
		Jupiter Asset Management Group
GBP	462,299	Term Loan, 7.79%, Maturing June 30, 2015	727,496
		Lender Processing Services, Inc.
900,000		Term Loan, 4.97%, Maturing July 2, 2014	902,812
		LPL Holdings, Inc.
4,432,496		Term Loan, 4.67%, Maturing December 18, 2014	4,188,709
		Nuveen Investments, Inc.
1,745,625		Term Loan, 5.47%, Maturing November 2, 2014	1,619,504
		Oxford Acquisition III, Ltd.
916,637		Term Loan, 4.55%, Maturing May 24, 2014	819,627
		RJO Holdings Corp. (RJ O’Brien)
1,019,806		Term Loan, 5.47%, Maturing July 31, 2014	688,369
		Travelex America Holdings, Inc.
375,000		Term Loan, 5.54%, Maturing October 31, 2013	350,156
375,000		Term Loan, 6.04%, Maturing October 31, 2014	350,156
			$14,337,714
Food Products — 4.3%
		Acosta, Inc.
3,284,842		Term Loan, 4.72%, Maturing July 28, 2013	$3,067,221
		Advantage Sales & Marketing, Inc.
2,367,704		Term Loan, 4.56%, Maturing March 29, 2013	2,200,978
		Black Lion Beverages III B.V.
EUR	147,059	Term Loan, 6.61%, Maturing December 31, 2013	198,405
EUR	852,941	Term Loan, 7.01%, Maturing December 31, 2014	1,150,749
		Dean Foods Co.
4,796,837		Term Loan, 4.30%, Maturing April 2, 2014	4,503,031
		Dole Food Company, Inc.
331,325		Term Loan, 4.70%, Maturing April 12, 2013	305,362
1,329,855		Term Loan, 4.77%, Maturing April 12, 2013	1,225,649
181,395		Term Loan, 4.79%, Maturing April 12, 2013	167,181
		Michael Foods, Inc.
474,778		Term Loan, 4.87%, Maturing November 21, 2010	467,063
		Pinnacle Foods Finance, LLC
5,128,225		Term Loan, 5.43%, Maturing April 2, 2014	4,700,341
		Provimi Group SA
270,433		Term Loan, 4.72%, Maturing June 28, 2015	246,770
219,753		Term Loan, 4.72%, Maturing June 28, 2015	200,524
EUR	489,842	Term Loan, 6.74%, Maturing June 28, 2015	658,067
EUR	284,233	Term Loan, 6.74%, Maturing June 28, 2015	381,847
EUR	470,091	Term Loan, 6.74%, Maturing June 28, 2015	631,533
EUR	640,786	Term Loan, 6.74%, Maturing June 28, 2015	860,850
EUR	29,018	Term Loan - Second Lien, 8.74%, Maturing June 28, 2015	31,187
EUR	836,935	Term Loan - Second Lien, 4.15%, Maturing December 28, 2016 (2)	899,489
338,551		Term Loan - Second Lien, 6.72%, Maturing December 28, 2016 (2)	247,142
		Reddy Ice Group, Inc.
2,190,000		Term Loan, 4.54%, Maturing August 9, 2012	1,828,650
		Wrigley Company
1,384,547		Term Loan, Maturing October 6, 2014 (4)	1,392,335
			$25,364,374
Food Service — 2.9%
		AFC Enterprises, Inc.
548,230		Term Loan, 5.06%, Maturing May 23, 2009	$518,077
		Aramark Corp.
237,907		Term Loan, 4.47%, Maturing January 26, 2014	225,953
3,741,236		Term Loan, 4.68%, Maturing January 26, 2014	3,553,239
GBP	1,231,250	Term Loan, 8.07%, Maturing January 27, 2014	2,088,537
		Buffets, Inc.
503,308		Term Loan, 9.72%, Maturing January 22, 2009	251,654
50,144		Term Loan, 9.72%, Maturing January 22, 2009	25,072
1,121,723		DIP Loan, 11.25%, Maturing January 22, 2009	1,127,331
156,940		Term Loan, 9.80%, Maturing May 1, 2013	78,470
1,046,925		Term Loan, 9.72%, Maturing November 1, 2013	523,462

		CBRL Group, Inc.
1,944,056		Term Loan, 4.30%, Maturing April 27, 2013	$1,772,129
		Denny’s, Inc.
135,667		Term Loan, 4.70%, Maturing March 31, 2012	128,714
502,333		Term Loan, 4.83%, Maturing March 31, 2012	476,589
		JRD Holdings, Inc.
1,452,344		Term Loan, 5.05%, Maturing June 26, 2014	1,379,727
		NPC International, Inc.
412,656		Term Loan, 4.49%, Maturing May 3, 2013	377,581
		OSI Restaurant Partners, LLC
154,525		Term Loan, 5.03%, Maturing May 9, 2013	119,113
1,886,528		Term Loan, 5.13%, Maturing May 9, 2014	1,454,198
		QCE Finance, LLC
1,228,693		Term Loan, 4.81%, Maturing May 5, 2013	1,045,925
1,050,000		Term Loan - Second Lien, 8.55%, Maturing November 5, 2013	858,375
		Sagittarius Restaurants, LLC
382,312		Term Loan, 9.50%, Maturing March 29, 2013	269,530
		Selecta
EUR	741,246	Term Loan - Second Lien, 9.12%, Maturing December 28, 2015	908,507
			$17,182,183
Food/Drug Retailers — 3.5%
		General Nutrition Centers, Inc.
2,762,924		Term Loan, 5.05%, Maturing September 16, 2013	$2,502,748
		Iceland Foods Group, Ltd.
GBP	2,125,000	Term Loan, 7.38%, Maturing May 2, 2014	3,769,307
GBP	2,125,000	Term Loan, 8.13%, Maturing May 2, 2015	3,769,307
		Pantry, Inc. (The)
924,000		Term Loan, 4.22%, Maturing May 15, 2014	832,755
266,000		Term Loan, 4.22%, Maturing May 15, 2014	239,732
		Rite Aid Corp.
5,286,750		Term Loan, 4.22%, Maturing June 1, 2014	4,711,816
1,200,000		Term Loan, 6.00%, Maturing June 4, 2014	1,122,000
		Roundy’s Supermarkets, Inc.
3,493,277		Term Loan, 5.22%, Maturing November 3, 2011	3,344,813
			$20,292,478
Forest Products — 2.2%
		Appleton Papers, Inc.
1,485,000		Term Loan, 4.50%, Maturing June 5, 2014	$1,351,350
		Georgia-Pacific Corp.
9,235,774		Term Loan, 4.44%, Maturing December 20, 2012	8,741,004
		Newpage Corp.
1,666,625		Term Loan, 6.56%, Maturing December 5, 2014	1,630,376
		Xerium Technologies, Inc.
1,327,303		Term Loan, 8.30%, Maturing May 18, 2012	1,168,026
			$12,890,756
Healthcare — 14.4%
		Accellent, Inc.
2,342,690		Term Loan, 5.29%, Maturing November 22, 2012	$2,125,991
		Advanced Medical Optics, Inc.
1,500,000		Term Loan, 4.52%, Maturing April 2, 2014	1,376,250
		Alliance Imaging, Inc.
456,772		Term Loan, 5.31%, Maturing December 29, 2011	444,781
		American Medical Systems
1,301,370		Term Loan, 4.94%, Maturing July 20, 2012	1,229,795
		AMN Healthcare, Inc.
319,654		Term Loan, 4.55%, Maturing November 2, 2011	312,062
		AMR HoldCo, Inc.
1,286,382		Term Loan, 4.69%, Maturing February 10, 2012	1,255,830
		Biomet, Inc.
2,977,500		Term Loan, 5.80%, Maturing December 26, 2014	2,925,394
EUR	1,364,688	Term Loan, 7.95%, Maturing December 26, 2014	1,952,236
		Bright Horizons Family Solutions, Inc.
1,075,000		Term Loan, 7.49%, Maturing May 15, 2015	1,060,219

		Capio AB
EUR	227,051	Term Loan, 6.70%, Maturing April 24, 2015	$320,069
EUR	272,949	Term Loan, 6.70%, Maturing April 24, 2015	384,771
EUR	227,051	Term Loan, 6.83%, Maturing April 16, 2016	320,069
EUR	272,949	Term Loan, 6.83%, Maturing April 24, 2016	384,771
		Cardinal Health 409, Inc.
2,425,500		Term Loan, 5.05%, Maturing April 10, 2014	2,128,376
		Carestream Health, Inc.
3,522,365		Term Loan, 4.75%, Maturing April 30, 2013	3,155,451
500,000		Term Loan - Second Lien, 8.06%, Maturing October 30, 2013	356,666
		Carl Zeiss Vision Holding GmbH
1,300,000		Term Loan, 5.14%, Maturing March 23, 2015	942,500
		Community Health Systems, Inc.
428,074		Term Loan, 0.00%, Maturing July 25, 2014 (2)	405,600
8,367,295		Term Loan, 4.98%, Maturing July 25, 2014	7,928,012
		Concentra, Inc.
700,000		Term Loan - Second Lien, 8.30%, Maturing June 25, 2015	448,000
		ConMed Corp.
518,333		Term Loan, 3.97%, Maturing April 13, 2013	506,671
		Convatec Cidron Healthcare B
EUR	750,000	Term Loan, 8.74%, Maturing July 30, 2016	1,106,948
		CRC Health Corp.
540,375		Term Loan, 5.05%, Maturing February 6, 2013	483,636
537,673		Term Loan, 5.05%, Maturing February 6, 2013	481,217
		Dako EQT Project Delphi
500,000		Term Loan - Second Lien, 6.54%, Maturing December 12, 2016	310,833
		DaVita, Inc.
4,622,425		Term Loan, 4.09%, Maturing October 5, 2012	4,462,808
		DJO Finance, LLC
895,500		Term Loan, 5.62%, Maturing May 15, 2014	877,590
		Fenwal, Inc.
500,000		Term Loan - Second Lien, 8.06%, Maturing August 28, 2014	427,500
		Fresenius Medical Care Holdings
2,881,183		Term Loan, 4.18%, Maturing March 31, 2013	2,800,374
		Hanger Orthopedic Group, Inc.
799,949		Term Loan, 4.47%, Maturing May 30, 2013	774,450
		HCA, Inc.
7,387,500		Term Loan, 5.05%, Maturing November 18, 2013	6,935,016
		Health Management Association, Inc.
8,451,457		Term Loan, 4.55%, Maturing February 28, 2014	7,770,642
		HealthSouth Corp.
3,099,899		Term Loan, 5.29%, Maturing March 10, 2013	2,947,672
		Iasis Healthcare, LLC
577,583		Term Loan, 4.47%, Maturing March 14, 2014	544,974
1,669,264		Term Loan, 4.47%, Maturing March 14, 2014	1,575,021
154,022		Term Loan, 4.49%, Maturing March 14, 2014	145,326
		Ikaria Acquisition, Inc.
593,999		Term Loan, 5.05%, Maturing March 28, 2013	567,269
		IM U.S. Holdings, LLC
994,975		Term Loan, 4.81%, Maturing June 26, 2014	942,739
700,000		Term Loan - Second Lien, 7.06%, Maturing June 26, 2015	655,392
		Invacare Corp.
729,000		Term Loan, 4.97%, Maturing February 12, 2013	681,615
		inVentiv Health, Inc.
935,634		Term Loan, 4.56%, Maturing July 6, 2014	864,292
		Leiner Health Products, Inc.
245,705		Term Loan, 8.75%, Maturing May 27, 2011 (5)	233,420
		LifePoint Hospitals, Inc.
2,296,933		Term Loan, 4.44%, Maturing April 15, 2012	2,226,877
		MultiPlan Merger Corp.
1,658,583		Term Loan, 5.00%, Maturing April 12, 2013	1,577,036
1,178,298		Term Loan, 5.00%, Maturing April 12, 2013	1,120,365
		Mylan, Inc.
646,750		Term Loan, 5.93%, Maturing October 2, 2014	641,264

		National Mentor Holdings, Inc.
68,600		Term Loan, 4.59%, Maturing June 29, 2013	$61,054
1,133,272		Term Loan, 4.81%, Maturing June 29, 2013	1,008,612
		National Rental Institutes, Inc.
908,516		Term Loan, 5.00%, Maturing March 31, 2013	785,866
		Nyco Holdings
EUR	984,850	Term Loan, 7.21%, Maturing December 29, 2014	1,136,696
EUR	984,850	Term Loan, 7.96%, Maturing December 29, 2015	1,137,905
		Physiotherapy Associates, Inc.
919,389		Term Loan, 8.51%, Maturing June 27, 2013	744,705
		RadNet Management, Inc.
615,628		Term Loan, 6.92%, Maturing November 15, 2012	587,925
650,000		Term Loan - Second Lien, 11.67%, Maturing November 15, 2013	643,500
		ReAble Therapeutics Finance, LLC
2,765,374		Term Loan, 4.81%, Maturing November 16, 2013	2,613,279
		Renal Advantage, Inc.
345,752		Term Loan, 5.28%, Maturing October 5, 2012	323,279
		Select Medical Holdings Corp.
2,282,838		Term Loan, 4.78%, Maturing February 24, 2012	2,138,733
		Sunrise Medical Holdings, Inc.
516,753		Term Loan, 6.86%, Maturing May 13, 2010	429,629
		Vanguard Health Holding Co., LLC
1,327,624		Term Loan, 5.05%, Maturing September 23, 2011	1,285,306
		Viant Holdings, Inc.
594,000		Term Loan, 5.05%, Maturing June 25, 2014	528,660
			$84,542,939
Home Furnishings — 1.3%
		Hunter Fan Co.
523,111		Term Loan, 5.31%, Maturing April 16, 2014	$417,181
		Interline Brands, Inc.
1,093,978		Term Loan, 4.20%, Maturing June 23, 2013	1,031,075
755,652		Term Loan, 4.20%, Maturing June 23, 2013	712,202
		National Bedding Co., LLC
1,487,449		Term Loan, 4.59%, Maturing August 31, 2011	1,173,226
1,050,000		Term Loan - Second Lien, 7.46%, Maturing August 31, 2012	750,750
		Simmons Co.
3,107,786		Term Loan, 5.41%, Maturing December 19, 2011	2,913,549
1,000,000		Term Loan, 8.35%, Maturing February 15, 2012	600,000
			$7,597,983
Industrial Equipment — 3.9%
		Brand Energy and Infrastructure Services, Inc.
891,540		Term Loan, 6.06%, Maturing February 7, 2014	$840,276
		CEVA Group PLC U.S.
846,843		Term Loan, 5.80%, Maturing November 4, 2013	773,450
2,264,547		Term Loan, 5.47%, Maturing January 4, 2014	2,068,286
1,173,671		Term Loan, 5.47%, Maturing January 4, 2014	1,071,953
		EPD Holdings (Goodyear Engineering Products)
152,359		Term Loan, 4.97%, Maturing July 13, 2014	134,076
1,063,836		Term Loan, 5.30%, Maturing July 13, 2014	936,176
850,000		Term Loan - Second Lien, 8.55%, Maturing July 13, 2015	609,167
		Flowserve Corp.
2,210,153		Term Loan, 4.31%, Maturing August 10, 2012	2,157,662
		FR Brand Acquisition Corp.
739,217		Term Loan, 5.06%, Maturing February 7, 2014	681,311
		Generac Acquisition Corp.
1,909,161		Term Loan, 5.29%, Maturing November 7, 2013	1,485,963
500,000		Term Loan - Second Lien, 8.79%, Maturing April 7, 2014	302,500
		Gleason Corp.
145,941		Term Loan, 4.54%, Maturing June 30, 2013	138,644
633,988		Term Loan, 4.54%, Maturing June 30, 2013	602,289
		Itron, Inc.
EUR	323,358	Term Loan, 6.71%, Maturing April 18, 2014	457,914
		Jason, Inc.
486,522		Term Loan, 4.97%, Maturing April 30, 2010	437,870

	John Maneely Co.
3,022,774	Term Loan, 6.04%, Maturing December 8, 2013	$2,989,524
	KION Group GmbH
250,000	Term Loan, 4.47%, Maturing December 23, 2014	216,187
250,000	Term Loan, 4.97%, Maturing December 23, 2015	216,187
	Polypore, Inc.
3,847,946	Term Loan, 4.73%, Maturing July 3, 2014	3,674,789
	Sequa Corp.
993,167	Term Loan, 6.23%, Maturing November 30, 2014	949,716
	TFS Acquisition Corp.
1,965,000	Term Loan, 6.30%, Maturing August 11, 2013	1,847,100
		$22,591,040
Insurance — 3.0%
	Alliant Holdings I, Inc.
1,141,375	Term Loan, 5.80%, Maturing August 21, 2014	$1,055,772
	AmWINS Group, Inc.
997,481	Term Loan, 5.16%, Maturing June 8, 2013	810,453
500,000	Term Loan - Second Lien, 7.97%, Maturing June 8, 2014	327,500
	Applied Systems, Inc.
1,426,705	Term Loan, 5.30%, Maturing September 26, 2013	1,355,369
	CCC Information Services Group, Inc.
1,640,954	Term Loan, 5.06%, Maturing February 10, 2013	1,583,520
	Conseco, Inc.
3,862,505	Term Loan, 4.47%, Maturing October 10, 2013	3,263,817
	Crawford & Company
1,356,804	Term Loan, 5.56%, Maturing October 31, 2013	1,333,060
	Crump Group, Inc.
1,157,236	Term Loan, 5.81%, Maturing August 4, 2014	1,070,443
	Getty Images, Inc.
2,800,000	Term Loan, 7.25%, Maturing July 2, 2015	2,802,187
	Hub International Holdings, Inc.
440,591	Term Loan, 4.54%, Maturing June 13, 2014 (2)	400,938
1,960,783	Term Loan, 5.30%, Maturing June 13, 2014	1,784,313
	U.S.I. Holdings Corp.
1,905,750	Term Loan, 5.56%, Maturing May 4, 2014	1,758,054
		$17,545,426
Leisure Goods/Activities/Movies — 9.1%
	24 Hour Fitness Worldwide, Inc.
828,127	Term Loan, 5.07%, Maturing June 8, 2012	$774,298
	AMC Entertainment, Inc.
3,044,942	Term Loan, 4.22%, Maturing January 26, 2013	2,881,752
	AMF Bowling Worldwide, Inc.
1,200,000	Term Loan - Second Lien, 8.95%, Maturing December 8, 2013	930,000
	Bombardier Recreational Products
2,027,848	Term Loan, 5.29%, Maturing June 28, 2013	1,835,203
	Butterfly Wendel US, Inc.
311,780	Term Loan, 5.63%, Maturing June 22, 2013	276,445
311,880	Term Loan, 5.38%, Maturing June 22, 2014	276,534
	Carmike Cinemas, Inc.
1,715,289	Term Loan, 6.47%, Maturing May 19, 2012	1,668,119
	Cedar Fair, L.P.
4,316,925	Term Loan, 4.47%, Maturing August 30, 2012	4,095,082
	Cinemark, Inc.
4,003,688	Term Loan, 4.62%, Maturing October 5, 2013	3,795,640
	Deluxe Entertainment Services
1,223,155	Term Loan, 5.02%, Maturing January 28, 2011	1,088,608
62,008	Term Loan, 5.05%, Maturing January 28, 2011	55,187
116,215	Term Loan, 5.05%, Maturing January 28, 2011	103,431
	Easton-Bell Sports, Inc.
1,349,602	Term Loan, 4.44%, Maturing March 16, 2012	1,221,390
	Fender Musical Instruments Corp.
334,448	Term Loan, 5.06%, Maturing June 9, 2014	295,150
662,207	Term Loan, 5.17%, Maturing June 9, 2014	584,398

	Mega Blocks, Inc.
1,770,250	Term Loan, 8.75%, Maturing July 26, 2012	$1,478,159
	Metro-Goldwyn-Mayer Holdings, Inc.
8,758,942	Term Loan, 6.05%, Maturing April 8, 2012	6,684,167
	National CineMedia, LLC
2,850,000	Term Loan, 4.54%, Maturing February 13, 2015	2,579,250
	Regal Cinemas Corp.
5,418,712	Term Loan, 4.30%, Maturing November 10, 2010	5,132,723
	Revolution Studios Distribution Co., LLC
1,223,192	Term Loan, 6.22%, Maturing December 21, 2014	1,155,916
900,000	Term Loan, 9.47%, Maturing June 21, 2015	760,500
	Six Flags Theme Parks, Inc.
3,465,000	Term Loan, 4.80%, Maturing April 30, 2015	2,985,468
	Southwest Sports Group, LLC
2,000,000	Term Loan, 5.31%, Maturing December 22, 2010	1,760,000
	Ticketmaster
1,950,000	Term Loan, 5.73%, Maturing July 22, 2014	1,962,187
	Universal City Development Partners, Ltd.
1,924,945	Term Loan, 5.92%, Maturing June 9, 2011	1,905,696
	WMG Acquisition Corp.
6,242,405	Term Loan, 4.69%, Maturing February 28, 2011	5,875,663
	Zuffa, LLC
990,000	Term Loan, 4.56%, Maturing June 20, 2016	834,075
		$52,995,041
Lodging and Casinos — 4.2%
	Ameristar Casinos, Inc.
1,194,375	Term Loan, 4.47%, Maturing November 10, 2012	$1,116,741
	Bally Technologies, Inc.
3,802,332	Term Loan, 6.12%, Maturing September 5, 2009	3,771,438
	Harrah’s Operating Co.
997,500	Term Loan, 5.80%, Maturing January 28, 2015	876,449
	Isle of Capri Casinos, Inc.
1,470,441	Term Loan, 4.55%, Maturing November 30, 2013	1,262,128
443,360	Term Loan, 4.55%, Maturing November 30, 2013	380,551
588,177	Term Loan, 4.55%, Maturing November 30, 2013	504,852
	LodgeNet Entertainment Corp.
2,884,705	Term Loan, 4.81%, Maturing April 4, 2014	2,575,802
	New World Gaming Partners, Ltd.
1,119,375	Term Loan, 5.28%, Maturing June 30, 2014	873,112
225,000	Term Loan, 5.28%, Maturing June 30, 2014	175,500
	Penn National Gaming, Inc.
7,074,937	Term Loan, 4.48%, Maturing October 3, 2012	6,799,517
	Venetian Casino Resort/Las Vegas Sands Inc.
960,000	Term Loan, 4.56%, Maturing May 14, 2014	821,073
3,801,600	Term Loan, 4.56%, Maturing May 23, 2014	3,251,448
	VML US Finance, LLC
225,402	Term Loan, 5.06%, Maturing May 25, 2012	219,172
524,598	Term Loan, 5.06%, Maturing May 25, 2013	510,099
	Wimar OpCo, LLC
1,954,381	Term Loan, 8.25%, Maturing January 3, 2012	1,598,928
		$24,736,810
Nonferrous Metals/Minerals — 1.6%
	Alpha Natural Resources, LLC
909,188	Term Loan, 4.55%, Maturing October 26, 2012	$900,096
	Euramax International, Inc.
649,548	Term Loan, 8.00%, Maturing June 28, 2012	533,712
501,316	Term Loan - Second Lien, 10.79%, Maturing June 28, 2013	345,908
248,684	Term Loan - Second Lien, 10.79%, Maturing June 28, 2013	171,592
	Murray Energy Corp.
945,700	Term Loan, 5.50%, Maturing January 28, 2010	931,514
	Neo Material Technologies, Inc.
485,158	Term Loan, 7.00%, Maturing August 31, 2009	477,881

		Noranda Aluminum Acquisition
1,341,618		Term Loan, 4.81%, Maturing May 18, 2014	$1,266,991
		Novelis, Inc.
703,828		Term Loan, 4.81%, Maturing June 28, 2014	666,877
1,548,422		Term Loan, 4.81%, Maturing June 28, 2014	1,467,130
		Oxbow Carbon and Mineral Holdings
2,539,259		Term Loan, 4.79%, Maturing May 8, 2014	2,374,207
227,327		Term Loan, 4.80%, Maturing May 8, 2014	212,551
			$9,348,459
Oil and Gas — 2.3%
		Atlas Pipeline Partners, L.P.
1,700,000		Term Loan, 4.97%, Maturing July 20, 2014	$1,657,500
		Big West Oil, LLC
453,750		Term Loan, 4.52%, Maturing May 1, 2014	401,569
363,000		Term Loan, 4.68%, Maturing May 1, 2014	321,255
		Dresser, Inc.
1,577,187		Term Loan, 5.04%, Maturing May 4, 2014	1,511,636
1,000,000		Term Loan - Second Lien, 8.56%, Maturing May 4, 2015	964,583
		Dynegy Holdings, Inc.
3,697,059		Term Loan, 3.96%, Maturing April 2, 2013	3,433,643
302,180		Term Loan, 3.96%, Maturing April 2, 2013	280,650
		Enterprise GP Holdings, L.P.
1,325,000		Term Loan, 4.71%, Maturing October 31, 2014	1,298,500
		Niska Gas Storage
121,869		Term Loan, 4.41%, Maturing May 13, 2011	113,871
58,471		Term Loan, 4.84%, Maturing May 13, 2011	54,633
82,553		Term Loan, 4.84%, Maturing May 13, 2011	77,135
754,622		Term Loan, 4.53%, Maturing May 12, 2013	705,100
		Targa Resources, Inc.
1,071,646		Term Loan, 4.48%, Maturing October 31, 2012	1,032,799
1,410,000		Term Loan, 4.80%, Maturing October 31, 2012	1,358,887
			$13,211,761
Publishing — 11.8%
		American Media Operations, Inc.
1,958,871		Term Loan, 5.97%, Maturing January 31, 2013	$1,767,881
		Aster Zweite Beteiligungs GmbH
850,000		Term Loan, 4.88%, Maturing September 27, 2013	695,583
		CanWest MediaWorks, Ltd.
888,750		Term Loan, 4.81%, Maturing July 10, 2014	824,316
		Dex Media West, LLC
2,490,000		Term Loan, 7.00%, Maturing October 24, 2014	2,290,800
		GateHouse Media Operating, Inc.
650,000		Term Loan, 4.80%, Maturing August 28, 2014	363,187
1,525,000		Term Loan, 4.81%, Maturing August 28, 2014	852,094
750,000		Term Loan, 4.93%, Maturing August 28, 2014	412,500
		Idearc, Inc.
11,064,367		Term Loan, 4.79%, Maturing November 17, 2014	7,822,508
		Laureate Education, Inc.
505,875		Term Loan, 0.00%, Maturing August 17, 2014 (2)	472,149
3,389,047		Term Loan, 5.72%, Maturing August 17, 2014	3,163,109
		Local Insight Regatta Holdings, Inc.
1,875,000		Term Loan, 7.75%, Maturing April 23, 2015	1,671,876
		MediaNews Group, Inc.
1,139,740		Term Loan, 5.17%, Maturing August 25, 2010	883,298
779,077		Term Loan, 6.42%, Maturing August 2, 2013	634,948
		Mediannuaire Holding
EUR	500,000	Term Loan, 6.24%, Maturing October 24, 2013	643,543
EUR	704,593	Term Loan, 6.74%, Maturing October 10, 2014	804,261
EUR	704,593	Term Loan, 7.24%, Maturing October 10, 2015	804,261
		Merrill Communications, LLC
5,344,878		Term Loan, 4.78%, Maturing February 9, 2009	4,262,540
		Nebraska Book Co., Inc.
1,418,473		Term Loan, 5.13%, Maturing March 4, 2011	1,333,365

		Nelson Education, Ltd.
496,250		Term Loan, 5.30%, Maturing July 5, 2014	$442,283
		Nielsen Finance, LLC
8,562,758		Term Loan, 4.80%, Maturing August 9, 2013	7,937,942
		Philadelphia Newspapers, LLC
778,884		Term Loan, 10.50%, Maturing June 29, 2013	373,864
		R.H. Donnelley Corp.
6,832,387		Term Loan, 6.75%, Maturing June 30, 2010	6,472,621
		Reader’s Digest Association, Inc. (The)
4,591,875		Term Loan, 4.61%, Maturing March 2, 2014	3,730,898
		SGS International, Inc.
755,625		Term Loan, 5.31%, Maturing December 30, 2011	702,731
		Source Interlink Companies, Inc.
1,994,962		Term Loan, 5.72%, Maturing August 1, 2014	1,615,919
		Source Media, Inc.
1,199,005		Term Loan, 7.81%, Maturing November 8, 2011	1,091,094
		TL Acquisitions, Inc.
2,133,875		Term Loan, 4.97%, Maturing July 5, 2014	1,862,139
		Trader Media Corp.
GBP	2,528,500	Term Loan, 7.50%, Maturing March 23, 2015	3,703,322
		Tribune Co.
2,869,000		Term Loan, 5.54%, Maturing May 17, 2009	2,759,978
1,994,975		Term Loan, 5.79%, Maturing May 17, 2014	1,326,658
2,262,038		Term Loan, 5.79%, Maturing May 17, 2014	1,565,330
		Xsys, Inc.
1,988,834		Term Loan, 4.88%, Maturing September 27, 2013	1,627,529
2,018,131		Term Loan, 4.88%, Maturing September 27, 2014	1,651,503
		Yell Group, PLC
2,900,000		Term Loan, 4.47%, Maturing February 10, 2013	2,540,220
			$69,106,250
Radio and Television — 7.7%
		Block Communications, Inc.
926,250		Term Loan, 4.80%, Maturing December 22, 2011	$891,516
		Cequel Communications, LLC
1,800,000		Term Loan - Second Lien, 7.30%, Maturing May 5, 2014	1,594,800
4,102,438		Term Loan - Second Lien, 8.80%, Maturing May 5, 2014	3,599,890
		Citadel Broadcasting Corp.
1,000,000		Term Loan, 4.28%, Maturing June 12, 2014	810,000
		CMP KC, LLC
968,688		Term Loan, 6.50%, Maturing May 5, 2013	723,707
		CMP Susquehanna Corp.
2,481,983		Term Loan, 4.50%, Maturing May 5, 2013	1,886,307
		Discovery Communications, Inc.
2,673,000		Term Loan, 4.80%, Maturing April 30, 2014	2,615,865
		Emmis Operating Co.
887,395		Term Loan, 4.80%, Maturing November 2, 2013	778,689
		Entravision Communications Corp.
1,386,500		Term Loan, 4.29%, Maturing September 29, 2013	1,240,917
		Gray Television, Inc.
1,269,733		Term Loan, 4.29%, Maturing January 19, 2015	1,060,227
		HIT Entertainment, Inc.
969,945		Term Loan, 4.80%, Maturing March 20, 2012	834,153
		NEP II, Inc.
691,245		Term Loan, 5.05%, Maturing February 16, 2014	626,440
		Nexstar Broadcasting, Inc.
1,880,719		Term Loan, 4.42%, Maturing October 1, 2012	1,720,858
1,987,023		Term Loan, 4.55%, Maturing October 1, 2012	1,818,126
		NextMedia Operating, Inc.
113,182		Term Loan, 6.47%, Maturing November 15, 2012	99,035
254,663		Term Loan, 6.47%, Maturing November 15, 2012	222,830
		PanAmSat Corp.
1,565,072		Term Loan, 5.29%, Maturing January 3, 2014	1,493,527
1,564,601		Term Loan, 5.29%, Maturing January 3, 2014	1,493,076
1,564,601		Term Loan, 5.29%, Maturing January 3, 2014	1,493,076

		Paxson Communications Corp.
2,775,000		Term Loan, 6.04%, Maturing January 15, 2012	$2,275,500
		Raycom TV Broadcasting, LLC
1,125,000		Term Loan, 4.00%, Maturing June 25, 2014	1,040,625
		SFX Entertainment
1,281,584		Term Loan, 5.72%, Maturing June 21, 2013	1,204,689
		Sirius Satellite Radio, Inc.
496,250		Term Loan, 5.43%, Maturing December 19, 2012	449,106
		Spanish Broadcasting System, Inc.
974,811		Term Loan, 4.56%, Maturing June 10, 2012	748,168
		Tyrol Acquisition 2 SAS
EUR	875,000	Term Loan, 6.49%, Maturing January 19, 2015	1,092,456
EUR	875,000	Term Loan, 7.40%, Maturing January 19, 2016	1,092,456
		Univision Communications, Inc.
4,332,413		Term Loan - Second Lien, 4.97%, Maturing March 29, 2009	4,151,894
8,425,000		Term Loan, 5.03%, Maturing September 29, 2014	6,807,872
		Young Broadcasting, Inc.
790,550		Term Loan, 5.31%, Maturing November 3, 2012	662,086
977,500		Term Loan, 5.31%, Maturing November 3, 2012	818,656
			$45,346,547
Rail Industries — 0.7%
		Kansas City Southern Railway Co.
2,205,000		Term Loan, 4.33%, Maturing April 26, 2013	$2,136,094
		Rail America, Inc.
104,880		Term Loan, 6.79%, Maturing August 14, 2009	104,749
1,620,120		Term Loan, 6.79%, Maturing August 13, 2010	1,618,095
			$3,858,938
Retailers (Except Food and Drug) — 3.8%
		American Achievement Corp.
1,223,621		Term Loan, 5.02%, Maturing March 25, 2011	$1,211,385
		Amscan Holdings, Inc.
567,812		Term Loan, 4.95%, Maturing May 25, 2013	503,934
		Claire’s Stores, Inc.
396,000		Term Loan, 5.56%, Maturing May 24, 2014	267,512
		Cumberland Farms, Inc.
1,710,859		Term Loan, 4.81%, Maturing September 29, 2013	1,625,316
		Educate, Inc.
500,000		Term Loan - Second Lien, 8.06%, Maturing June 14, 2014	422,500
		FTD, Inc.
1,625,000		Term Loan, 7.50%, Maturing July 31, 2014	1,616,875
		Harbor Freight Tools USA, Inc.
1,924,200		Term Loan, 4.72%, Maturing July 15, 2010	1,736,591
		Josten’s Corp.
2,102,724		Term Loan, 5.17%, Maturing October 4, 2011	2,054,099
		Mapco Express, Inc.
539,828		Term Loan, 5.50%, Maturing April 28, 2011	507,438
		Neiman Marcus Group, Inc.
884,494		Term Loan, 4.42%, Maturing April 5, 2013	823,886
		Orbitz Worldwide, Inc.
2,302,625		Term Loan, 5.69%, Maturing July 25, 2014	1,780,696
		Oriental Trading Co., Inc.
1,225,000		Term Loan - Second Lien, 8.47%, Maturing January 31, 2013	835,042
1,767,878		Term Loan, 4.93%, Maturing July 31, 2013	1,325,909
		Rent-A-Center, Inc.
1,005,656		Term Loan, 4.55%, Maturing November 15, 2012	955,374
		Rover Acquisition Corp.
2,413,250		Term Loan, 4.98%, Maturing October 26, 2013	2,209,934
		Savers, Inc.
381,529		Term Loan, 5.55%, Maturing August 11, 2012	360,545
417,374		Term Loan, 5.55%, Maturing August 11, 2012	394,418
		The Yankee Candle Company, Inc.
2,269,495		Term Loan, 4.80%, Maturing February 6, 2014	1,997,156

		Vivarte
EUR	750,000	Term Loan, 6.49%, Maturing May 29, 2015	$702,145
EUR	750,000	Term Loan, 6.99%, Maturing May 29, 2016	702,145
			$22,032,900
Steel — 0.3%
		Algoma Acquisition Corp.
1,081,520		Term Loan, 4.98%, Maturing June 20, 2013	$1,026,092
		Niagara Corp.
1,138,500		Term Loan, 7.47%, Maturing June 29, 2014	1,001,880
			$2,027,972
Surface Transport — 0.7%
		Gainey Corp.
1,282,577		Term Loan, 7.00%, Maturing April 20, 2012 (5)	$525,857
		Oshkosh Truck Corp.
2,004,875		Term Loan, 4.42%, Maturing December 6, 2013	1,834,739
		Ozburn-Hessey Holding Co., LLC
486,140		Term Loan, 6.16%, Maturing August 9, 2012	435,095
		Swift Transportation Co., Inc.
2,115,116		Term Loan, 6.06%, Maturing May 10, 2014	1,589,863
			$4,385,554
Telecommunications — 5.5%
		Alaska Communications Systems Holdings, Inc.
1,099,807		Term Loan, 4.55%, Maturing February 1, 2012	$1,032,444
		Alltell Communication
1,492,481		Term Loan, 5.31%, Maturing May 16, 2014	1,476,997
4,235,600		Term Loan, 4.97%, Maturing May 16, 2015	4,224,880
		Asurion Corp.
3,175,000		Term Loan, 5.73%, Maturing July 13, 2012	2,985,494
1,000,000		Term Loan - Second Lien, 8.96%, Maturing January 13, 2013	923,750
		Centennial Cellular Operating Co., LLC
4,594,820		Term Loan, 4.74%, Maturing February 9, 2011	4,509,623
		CommScope, Inc.
3,279,193		Term Loan, 5.23%, Maturing November 19, 2014	3,162,372
		FairPoint Communications, Inc.
2,725,000		Term Loan, 5.75%, Maturing March 31, 2015	2,405,543
		Intelsat Subsidiary Holding Co.
1,080,750		Term Loan, 5.29%, Maturing July 3, 2013	1,041,122
		IPC Systems, Inc.
1,188,000		Term Loan, 5.05%, Maturing May 31, 2014	899,910
500,000		Term Loan - Second Lien, 8.06%, Maturing May 31, 2015	323,750
		Macquarie UK Broadcast Ventures, Ltd.
GBP	850,000	Term Loan, 7.37%, Maturing December 26, 2014	1,351,137
		NTelos, Inc.
1,294,797		Term Loan, 4.72%, Maturing August 24, 2011	1,271,329
		Palm, Inc.
918,063		Term Loan, 5.97%, Maturing April 24, 2014	628,873
		Stratos Global Corp.
1,104,500		Term Loan, 5.30%, Maturing February 13, 2012	1,052,036
		Telesat Canada, Inc.
57,264		Term Loan, 4.83%, Maturing October 22, 2014 (2)	55,089
667,279		Term Loan, 5.79%, Maturing October 22, 2014	641,943
		Trilogy International Partners
950,000		Term Loan, 6.30%, Maturing June 29, 2012	807,500
		Windstream Corp.
3,402,919		Term Loan, 4.29%, Maturing July 17, 2013	3,297,109
			$32,090,901
Utilities — 4.2%
		AEI Finance Holding, LLC
301,657		Revolving Loan, 5.40%, Maturing March 30, 2012	$276,771
2,199,973		Term Loan, 5.80%, Maturing March 30, 2014	2,018,476

		Astoria Generating Co.
	1,000,000	Term Loan - Second Lien, 6.56%, Maturing August 23, 2013	$952,500
		BRSP, LLC
	1,902,915	Term Loan, 5.86%, Maturing July 13, 2009	1,888,643
		Calpine Corp.
	913,472	DIP Loan, 5.69%, Maturing March 30, 2009	851,750
		Covanta Energy Corp.
	626,804	Term Loan, 4.08%, Maturing February 9, 2014	598,337
	1,257,281	Term Loan, 4.29%, Maturing February 9, 2014	1,200,179
		Electricinvest Holding Co.
EUR	476,616	Term Loan, 8.74%, Maturing October 24, 2012	630,358
GBP	480,000	Term Loan, 9.63%, Maturing October 24, 2012	783,569
		Mirant North America, LLC
	730,565	Term Loan, 4.22%, Maturing January 3, 2013	704,637
		NRG Energy, Inc.
	2,984,498	Term Loan, 4.30%, Maturing June 1, 2014	2,836,932
	6,092,451	Term Loan, 4.30%, Maturing June 1, 2014	5,791,216
		Pike Electric, Inc.
	1,136,438	Term Loan, 4.00%, Maturing July 1, 2012	1,113,355
	308,512	Term Loan, 4.00%, Maturing December 10, 2012	302,246
		TXU Texas Competitive Electric Holdings Co., LLC
	2,488,731	Term Loan, 6.21%, Maturing October 10, 2014	2,326,446
	2,486,237	Term Loan, 6.27%, Maturing October 10, 2014	2,321,696
			$24,597,111
Total Senior Floating-Rate Interests (identified cost $1,002,750,321)			$911,971,542

Corporate Bonds & Notes — 11.5%

	Principal
	Amount
	(000’s omitted)	Security	Value
Aerospace and Defense — 0.1%
		Alion Science and Technologies Corp.
$155		10.25%, 2/1/15	$106,950
		Bombardier, Inc.
	145	8.00%, 11/15/14 (6)	150,075
		DRS Technologies, Inc., Sr. Sub. Notes
	90	7.625%, 2/1/18	95,175
		Hawker Beechcraft Acquisition
	195	9.75%, 4/1/17	192,075
		Vought Aircraft Industries, Inc., Sr. Notes
	95	8.00%, 7/15/11	88,112
			$632,387
Automotive — 0.2%
		Allison Transmission, Inc.
$320		11.00%, 11/1/15 (6)	$296,000
		Altra Industrial Motion, Inc.
	375	9.00%, 12/1/11	390,937
		American Axle & Manufacturing, Inc.
	150	7.875%, 3/1/17	87,750
		Commercial Vehicle Group, Inc., Sr. Notes
	110	8.00%, 7/1/13	95,700
		Ford Motor Credit Co., Sr. Notes
	495	5.70%, 1/15/10	432,033
		Tenneco, Inc., Sr. Notes
	65	8.125%, 11/15/15	58,662
			$1,361,082

Broadcast Radio and Television — 0.0%
		Warner Music Group, Sr. Sub. Notes
	$90	7.375%, 4/15/14	$71,550
		XM Satellite Radio Holdings, Inc., Sr. Notes
	235	13.00%, 8/1/13 (6)	207,975
			$279,525
Brokers/Dealers/Investment Houses — 0.0%
		Nuveen Investments, Inc.
	$30	5.00%, 9/15/10	$26,925
		Nuveen Investments, Inc., Sr. Notes
	135	10.50%, 11/15/15 (6)	117,787
			$144,712
Building and Development — 0.6%
		Grohe Holding of GmbH, Variable Rate
EUR	2,000	7.838%, 1/15/14	$2,583,799
		Nortek, Inc., Sr. Notes
	275	10.00%, 12/1/13 (6)	258,500
		Panolam Industries International, Sr. Sub. Notes
	470	10.75%, 10/1/13	336,050
		Ply Gem Industries, Inc., Sr. Notes
	275	11.75%, 6/15/13 (6)	251,625
		Stanley Martin Co.
	90	9.75%, 8/15/15	34,650
		Texas Industries Inc.
	160	7.25%, 7/15/13 (6)	151,600
			$3,616,224
Business Equipment and Services — 0.5%
		Affinion Group, Inc.
	$110	10.125%, 10/15/13	$108,900
	235	11.50%, 10/15/15	230,300
		Ceridian Corp., Sr. Notes
	305	11.25%, 11/15/15 (6)	273,356
		Education Management, LLC, Sr. Notes
	475	8.75%, 6/1/14	435,219
		Education Management, LLC, Sr. Sub. Notes
	655	10.25%, 6/1/16	577,219
		MediMedia USA, Inc., Sr. Sub. Notes
	180	11.375%, 11/15/14 (6)	180,900
		Neff Corp., Sr. Notes
	40	10.00%, 6/1/15	16,000
		Rental Service Corp.
	505	9.50%, 12/1/14	406,525
		Travelport, LLC
	420	9.875%, 9/1/14	345,450
	34	11.875%, 9/1/16	25,755
		West Corp.
	425	9.50%, 10/15/14	364,437
			$2,964,061
Cable and Satellite Television — 0.5%
		Cablevision Systems Corp., Sr. Notes, Series B
	$160	8.00%, 4/15/12	$159,200
		CCH I Holdings, LLC, Sr. Notes
	225	11.00%, 10/1/15	172,687
		CCH II Holdings, LLC, Sr. Notes
	75	10.25%, 10/1/13	67,500
	60	10.25%, 10/1/13 (6)	53,550
		CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
	1,785	8.75%, 11/15/13	1,691,287
		Charter Communications, Inc., Sr. Notes
	205	10.875%, 9/15/14 (6)	216,275

	Kabel Deutschland GmbH
$220	10.625%, 7/1/14	$227,150
	Mediacom Broadband Group Corp., LLC, Sr. Notes
140	8.50%, 10/15/15	128,450
	National Cable PLC
40	8.75%, 4/15/14	38,400
		$2,754,499
Chemicals and Plastics — 0.2%
	CII Carbon, LLC
$195	11.125%, 11/15/15 (6)	$193,050
	INEOS Group Holdings PLC, Sr. Notes
345	8.50%, 2/15/16 (6)	222,525
	Nova Chemicals Corp., Sr. Notes, Variable Rate
215	5.953%, 11/15/13	185,975
	Reichhold Industries, Inc., Sr. Notes
500	9.00%, 8/15/14 (6)	487,500
		$1,089,050
Clothing/Textiles — 0.4%
	Levi Strauss & Co., Sr. Notes
$500	9.75%, 1/15/15	$453,125
85	8.875%, 4/1/16	73,525
	Oxford Industries, Inc., Sr. Notes
1,355	8.875%, 6/1/11	1,324,512
	Perry Ellis International, Inc., Sr. Sub. Notes
400	8.875%, 9/15/13	369,500
		$2,220,662
Conglomerates — 0.1%
	RBS Global & Rexnord Corp.
$195	9.50%, 8/1/14	$191,100
175	11.75%, 8/1/16	171,062
		$362,162
Containers and Glass Products — 0.4%
	Berry Plastics Corp., Sr. Notes, Variable Rate
$1,000	7.541%, 2/15/15	$955,000
	Intertape Polymer US, Inc., Sr. Sub. Notes
865	8.50%, 8/1/14	744,981
	Pliant Corp. (PIK)
271	11.625%, 6/15/09	247,693
	Smurfit-Stone Container Enterprises, Inc., Sr. Notes
365	8.00%, 3/15/17	293,825
	Stone Container Corp., Sr. Notes
85	8.375%, 7/1/12	75,012
		$2,316,511
Cosmetics/Toiletries — 0.0%
	Bausch & Lomb, Inc., Sr. Notes
$210	9.875%, 11/1/15 (6)	$216,300
		$216,300
Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
$570	9.50%, 4/15/14	$578,550
		$578,550
Electronic/Electric — 0.3%
	Advanced Micro Devices, Inc., Sr. Notes
$465	7.75%, 11/1/12	$354,562
	Amkor Technologies, Inc., Sr. Notes
205	7.75%, 5/15/13	192,956
	Avago Technologies Finance
195	10.125%, 12/1/13	210,844
240	11.875%, 12/1/15	261,600

	First Data Corp.
$175	9.875%, 9/24/15 (6)	$151,156
	NXP BV/NXP Funding, LLC
120	7.875%, 10/15/14	99,000
	NXP BV/NXP Funding, LLC, Variable Rate
875	5.541%, 10/15/13	683,594
		$1,953,712
Equipment Leasing — 0.1%
	Hertz Corp.
$25	8.875%, 1/1/14	$23,531
450	10.50%, 1/1/16	399,375
		$422,906
Financial Intermediaries — 0.3%
	E*Trade Financial Corp.
$205	7.875%, 12/1/15	$174,250
	Ford Motor Credit Co.
380	7.375%, 10/28/09	353,274
	Ford Motor Credit Co., Sr. Notes
465	7.875%, 6/15/10	401,000
20	9.875%, 8/10/11	16,428
555	12.00%, 5/15/15	469,972
	General Motors Acceptance Corp., Variable Rate
125	4.054%, 5/15/09	110,020
		$1,524,944
Food Products — 0.2%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$580	11.50%, (0% until November 2008), 11/1/11	$536,500
	Dole Foods Co., Sr. Notes
590	8.625%, 5/1/09	585,575
		$1,122,075
Food Service — 0.1%
	El Pollo Loco, Inc.
$410	11.75%, 11/15/13	$399,750
	NPC International, Inc., Sr. Sub. Notes
440	9.50%, 5/1/14	378,400
		$778,150
Food/Drug Retailers — 0.3%
	General Nutrition Center, Sr. Notes, Variable Rate (PIK)
$725	7.199%, 3/15/14	$633,469
	General Nutrition Center, Sr. Sub. Notes
405	10.75%, 3/15/15	353,362
	Rite Aid Corp.
215	10.375%, 7/15/16	205,325
395	7.50%, 3/1/17	329,825
		$1,521,981
Forest Products — 0.3%
	Jefferson Smurfit Corp., Sr. Notes
$230	8.25%, 10/1/12	$201,250
85	7.50%, 6/1/13	70,975
	NewPage Corp.
610	10.00%, 5/1/12	594,750
285	12.00%, 5/1/13	267,900
	NewPage Corp., Variable Rate
155	9.051%, 5/1/12	146,087
	Verso Paper Holdings, LLC/Verso Paper, Inc.
305	11.375%, 8/1/16	260,775
		$1,541,737

Healthcare — 0.9%
	Accellent, Inc.
$270	10.50%, 12/1/13	$255,150
	Advanced Medical Optics, Inc., Sr. Sub. Notes
80	7.50%, 5/1/17	72,000
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
355	10.00%, 2/15/15	373,637
	Biomet, Inc.
450	11.625%, 10/15/17	475,312
	HCA, Inc.
291	8.75%, 9/1/10	295,365
34	7.875%, 2/1/11	33,745
150	9.125%, 11/15/14	154,500
325	9.25%, 11/15/16	335,156
	MultiPlan Inc., Sr. Sub. Notes
540	10.375%, 4/15/16 (6)	531,900
	National Mentor Holdings, Inc.
355	11.25%, 7/1/14	359,437
	Res-Care, Inc., Sr. Notes
220	7.75%, 10/15/13	209,550
	US Oncology, Inc.
440	9.00%, 8/15/12	442,200
1,940	10.75%, 8/15/14	1,954,550
		$5,492,502
Home Furnishings — 0.0%
	Interline Brands, Inc., Sr. Sub. Notes
$150	8.125%, 6/15/14	$144,375
		$144,375
Industrial Equipment — 0.1%
	Chart Industries, Inc., Sr. Sub. Notes
$215	9.125%, 10/15/15	$224,137
	ESCO Corp., Sr. Notes
160	8.625%, 12/15/13 (6)	161,600
	ESCO Corp., Sr. Notes, Variable Rate
160	6.651%, 12/15/13 (6)	151,200
		$536,937
Insurance — 0.1%
	Alliant Holdings I, Inc.
$115	11.00%, 5/1/15 (6)	$102,925
	Hub International Holdings, Sr. Notes
60	9.00%, 12/15/14 (6)	53,850
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
115	6.679%, 11/15/14 (6)	92,287
		$249,062
Leisure Goods/Activities/Movies — 0.6%
	AMC Entertainment, Inc.
$670	11.00%, 2/1/16	$683,400
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
220	12.50%, 4/1/13 (6)	111,100
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
405	7.383%, 4/1/12 (6)	317,925
	Marquee Holdings, Inc., Sr. Disc. Notes
515	12.00%, 8/15/14	412,000
	Royal Caribbean Cruises
105	7.00%, 6/15/13	94,500
40	6.875%, 12/1/13	35,450
25	7.25%, 6/15/16	21,500
	Royal Caribbean Cruises, Sr. Debs.
50	7.25%, 3/15/18	42,375
	Ticketmaster, Sr. Notes
335	10.75%, 8/1/16 (6)	345,050

	Universal City Development Partners, Sr. Notes
$280	11.75%, 4/1/10	$284,200
	Universal City Florida Holdings, Sr. Notes, Variable Rate
1,025	7.551%, 5/1/10	996,812
		$3,344,312
Lodging and Casinos — 0.9%
	Buffalo Thunder Development Authority
$535	9.375%, 12/15/14 (6)	$302,275
	CCM Merger, Inc.
370	8.00%, 8/1/13 (6)	299,700
	Chukchansi EDA, Sr. Notes, Variable Rate
310	6.328%, 11/15/12 (6)	250,325
	Fontainebleau Las Vegas Casino, LLC
525	10.25%, 6/15/15 (6)	250,687
	Galaxy Entertainment Finance
320	9.875%, 12/15/12 (6)	302,400
	Greektown Holdings, LLC, Sr. Notes
115	10.75%, 12/1/13 (5) (6)	87,400
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
170	11.00%, 11/1/12 (6)	136,000
	Inn of the Mountain Gods, Sr. Notes
645	12.00%, 11/15/10	462,787
	Majestic HoldCo, LLC
150	12.50%, 10/15/11 (6)	3,750
	MGM Mirage, Inc.
20	7.50%, 6/1/16	16,400
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
165	8.00%, 4/1/12	141,075
240	7.125%, 8/15/14	177,600
260	6.875%, 2/15/15	183,300
	OED Corp./Diamond Jo, LLC
125	8.75%, 4/15/12	107,812
	Park Place Entertainment
805	7.875%, 3/15/10	690,288
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
25	8.25%, 3/15/12	24,500
155	7.50%, 6/15/15	120,900
	Pokagon Gaming Authority, Sr. Notes
112	10.375%, 6/15/14 (6)	117,320
	San Pasqual Casino
125	8.00%, 9/15/13 (6)	114,375
	Scientific Games Corp.
65	7.875%, 6/15/16 (6)	63,375
	Seminole Hard Rock Entertainment, Variable Rate
195	5.28%, 3/15/14 (6)	156,975
	Station Casinos, Inc., Sr. Notes
15	6.00%, 4/1/12	10,538
	Trump Entertainment Resorts, Inc.
430	8.50%, 6/1/15	198,875
	Tunica-Biloxi Gaming Authority, Sr. Notes
345	9.00%, 11/15/15 (6)	328,613
	Waterford Gaming, LLC, Sr. Notes
369	8.625%, 9/15/14 (6)	345,938
	Wynn Las Vegas, LLC
375	6.625%, 12/1/14	343,594
		$5,236,802
Nonferrous Metals/Minerals — 0.2%
	Aleris International, Inc., Sr. Notes
$515	9.00%, 12/15/14	$404,275
	Aleris International, Inc., Sr. Sub. Notes
120	10.00%, 12/15/16	84,300

	FMG Finance PTY, Ltd.
$560	10.625%, 9/1/16 (6)	$630,000
	FMG Finance PTY, Ltd., Variable Rate
220	6.682%, 9/1/11 (6)	216,700
		$1,335,275
Oil and Gas — 1.1%
	Allis-Chalmers Energy, Inc., Sr. Notes
$480	9.00%, 1/15/14	$460,800
	Cimarex Energy Co., Sr. Notes
135	7.125%, 5/1/17	132,300
	Clayton Williams Energy, Inc.
205	7.75%, 8/1/13	191,163
	Compton Pet Finance Corp.
410	7.625%, 12/1/13	386,938
	Denbury Resources, Inc., Sr. Sub. Notes
55	7.50%, 12/15/15	53,969
	El Paso Corp., Sr. Notes
245	9.625%, 5/15/12	262,943
	Encore Acquisition Co., Sr. Sub. Notes
175	7.25%, 12/1/17	160,125
	Forbes Energy Services, Sr. Notes
350	11.00%, 2/15/15	351,750
	OPTI Canada, Inc., Sr. Notes
110	7.875%, 12/15/14	109,313
200	8.25%, 12/15/14	200,750
	Parker Drilling Co., Sr. Notes
110	9.625%, 10/1/13	115,500
	Petrohawk Energy Corp., Sr. Notes
890	9.125%, 7/15/13	890,000
140	7.875%, 6/1/15 (6)	131,250
	Petroleum Development Corp., Sr. Notes
135	12.00%, 2/15/18	141,750
	Petroplus Finance, Ltd.
380	7.00%, 5/1/17 (6)	339,150
	Plains Exploration & Production Co.
280	7.00%, 3/15/17	253,400
	Quicksilver Resources, Inc.
25	8.25%, 8/1/15	24,313
320	7.125%, 4/1/16	280,000
	Sandridge Energy, Inc., Sr. Notes
335	8.00%, 6/1/18 (6)	315,738
	SemGroup L.P., Sr. Notes
605	8.75%, 11/15/15 (5) (6)	114,950
	SESI, LLC, Sr. Notes
65	6.875%, 6/1/14	60,125
	Stewart & Stevenson, LLC, Sr. Notes
465	10.00%, 7/15/14	454,538
	United Refining Co., Sr. Notes
975	10.50%, 8/15/12	911,625
	VeraSun Energy Corp.
115	9.875%, 12/15/12	100,625
		$6,443,015
Publishing — 0.4%
	Dex Media West/Finance, Series B
$105	9.875%, 8/15/13	$81,113
	Harland Clarke Holdings
155	9.50%, 5/15/15	122,450
	Laureate Education, Inc.
100	10.00%, 8/15/15 (6)	89,000
	Laureate Education, Inc. (PIK)
1,059	10.25%, 8/15/15 (6)	910,499

	Nielsen Finance, LLC
$610	10.00%, 8/1/14	$620,675
165	12.50%, (0% until 2011), 8/1/16	113,850
	Reader’s Digest Association, Inc., (The), Sr. Sub. Notes
665	9.00%, 2/15/17	397,338
		$2,334,925
Radio and Television — 0.1%
	Rainbow National Services, LLC, Sr. Sub. Debs.
$335	10.375%, 9/1/14 (6)	$358,031
		$358,031
Rail Industries — 0.1%
	American Railcar Industry, Sr. Notes
$195	7.50%, 3/1/14	$181,350
	Kansas City Southern Mexico, Sr. Notes
315	7.625%, 12/1/13	310,275
100	7.375%, 6/1/14	98,000
220	8.00%, 6/1/15	226,050
		$815,675
Retailers (Except Food and Drug) — 0.8%
	Amscan Holdings, Inc., Sr. Sub. Notes
$455	8.75%, 5/1/14	$402,675
	GameStop Corp.
1,395	8.00%, 10/1/12	1,468,238
	Neiman Marcus Group, Inc.
345	9.00%, 10/15/15	337,238
1,360	10.375%, 10/15/15	1,332,800
	Sally Holdings, LLC
50	9.25%, 11/15/14	50,813
	Sally Holdings, LLC, Sr. Notes
465	10.50%, 11/15/16	469,650
	Toys “R” Us
245	7.375%, 10/15/18	172,725
	Yankee Acquisition Corp., Series B
595	8.50%, 2/15/15	461,125
175	9.75%, 2/15/17	112,000
		$4,807,264
Steel — 0.1%
	RathGibson, Inc., Sr. Notes
$495	11.25%, 2/15/14	$478,913
	Steel Dynamics, Inc., Sr. Notes
225	7.375%, 11/1/12	223,875
		$702,788
Surface Transport — 0.0%
	CEVA Group, PLC, Sr. Notes
$230	10.00%, 9/1/14 (6)	$225,400
		$225,400
Telecommunications — 1.0%
	Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
$265	10.125%, 6/15/13	$277,588
	Digicel Group, Ltd., Sr. Notes
310	9.25%, 9/1/12 (6)	319,300
754	9.125%, 1/15/15 (6)	710,645
	Intelsat Bermuda, Ltd.
755	11.25%, 6/15/16	795,581
	Nortel Networks, Ltd.
540	10.75%, 7/15/16 (6)	502,200
	Qwest Communications International, Inc.
1,135	7.50%, 2/15/14	1,038,525

	Qwest Corp.
$345	7.50%, 10/1/14	$321,713
	Qwest Corp., Sr. Notes
505	7.625%, 6/15/15	470,913
	Qwest Corp., Sr. Notes, Variable Rate
1,025	6.026%, 6/15/13	953,250
	Windstream Corp., Sr. Notes
215	8.125%, 8/1/13	213,925
65	8.625%, 8/1/16	64,675
	Windstream Regatta Holdings, Inc., Sr. Sub. Notes
100	11.00%, 12/1/17 (6)	58,500
		$5,726,815
Utilities — 0.4%
	AES Corp.
$55	8.00%, 10/15/17	$54,450
	Dynegy Holdings, Inc., Sr. Notes
30	7.75%, 6/1/19	27,825
	Edison Mission Energy, Sr. Notes
25	7.50%, 6/15/13	25,188
	Energy Future Holdings, Sr. Notes
410	10.875%, 11/1/17 (6)	421,788
	NGC Corp.
430	7.625%, 10/15/26	354,750
	NRG Energy, Inc.
150	7.25%, 2/1/14	148,313
390	7.375%, 1/15/17	382,200
	NRG Energy, Inc., Sr. Notes
140	7.375%, 2/1/16	138,600
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	19,450
	Texas Competitive Electric Holdings Co., LLC, Series A, Sr. Notes
270	10.25%, 11/1/15 (6)	270,675
	Texas Competitive Electric Holdings Co., LLC, Series B, Sr. Notes
220	10.25%, 11/1/15 (6)	220,550
		$2,063,789
Total Corporate Bonds & Notes (identified cost $72,488,508)		$67,218,197

Convertible Bonds — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.1%
$345	L-3 Communications Corp. 3.00%, 8/1/35 (6)	$408,394
		$408,394
Total Convertible Bonds (identified cost $348,788)		$408,394

Common Stocks — 0.0%

Shares	Security	Value
Lodging and Casinos — 0.0%
26,456	Trump Entertainment Resorts, Inc. (8)	$32,276
		$32,276
Total Common Stocks (identified cost $326,153)		$32,276

Convertible Preferred Stocks — 0.0%

Shares	Security	Value
Oil and Gas — 0.0%
983	Chesapeake Energy Corp., 4.50%	$122,383
Telecommunications — 0.0%
479	Crown Castle International Corp., 6.25% (PIK)	26,345
Total Convertible Preferred Stocks (identified cost $118,153)		$148,728

Asset Backed Securities — 0.8%

Principal
Amount
(000’s omitted)	Security	Value
$750	Alzette European CLO SA, Series 2004-1A, Class E2, 11.86%, 12/15/20 (6) (7)	$659,250
760	Avalon Capital Ltd. 3, Series 1A, Class D, 4.761%, 2/24/19 (6) (7)	518,168
1,000	Babson Ltd., Series 2005-1A, Class C1, 4.741%, 4/15/19 (6) (7)	641,100
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 4.841%, 1/15/19 (6) (7)	656,400
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 8.177%, 3/8/17 (7)	659,100
750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 7.539%, 7/17/19 (7)	432,600
750	Comstock Funding Ltd., Series 2006-1A, Class D, 6.899%, 5/30/20 (6) (7)	367,200
1,000	First CLO, Ltd., Series 2004-1A1, Class C, 5.207%, 7/27/16 (6) (7)	701,800
Total Asset Backed Securities (identified cost $6,785,920)		$4,635,618

Closed-End Investment Companies — 2.6%

Shares	Security	Value
89,541	BlackRock Floating Rate Income Strategies Fund, Inc.	$1,297,449
173,420	BlackRock Floating Rate Income Strategies Fund II, Inc.	2,504,185
20,864	BlackRock Global Floating Rate Income Trust Fund	285,420
2,933	First Trust/Four Corners Senior Floating Rate Income Fund	39,038
345,089	First Trust/Four Corners Senior Floating Rate Income Fund II	4,603,487
521,233	ING Prime Rate Trust	2,814,658
173,333	LMP Corporate Loan Fund, Inc.	1,738,530
50,753	Nuveen Floating Rate Income Fund	508,038
8,502	Nuveen Floating Rate Income Opportunity Fund	84,000
23,445	Nuveen Senior Income Fund	141,842
136	PIMCO Floating Rate Income Fund	1,852
1,620	PIMCO Floating Rate Strategy Fund	20,558
293	Pioneer Floating Rate Trust	3,797
268,136	Van Kampen Senior Income Trust	1,450,616
Total Closed-End Investment Companies (identified cost $20,142,984)		$15,493,470

Short-Term Investments — 2.4%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.29% (9)	$13,995	$13,995,103
Total Short-Term Investments (identified cost $13,995,103)		$13,995,103
Total Investments — 173.2% (identified cost $1,116,955,930)		$1,013,903,328
Less Unfunded Loan Commitments — (0.7)%		$(3,830,585)

Net Investments — 172.5% (identified cost $1,113,125,345)	$1,010,072,743
Other Assets, Less Liabilities — (47.7)%	$(279,547,058)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (24.8)%	$(145,088,754)
Net Assets Applicable to Common Shares — 100.0%	$585,436,931

DIP	—	Debtor in Possession
PIK	—	Payment In Kind.
REIT	—	Real Estate Investment Trust.
EUR	—	Euro
GBP	—	British Pound Sterling
*		In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		This Senior Loan will settle after August 31, 2008, at which time the interest rate will be determined.
(5)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of the securities is $17,841,832 or 3.0% of the Trust’s net assets.

(7)		Variable rate security. The stated interest rate represents the rate in effect at August 31, 2008.
(8)		Non-income producing security.
(9)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended August 31, 2008 was $95,242.

A summary of financial instruments at August 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation/ (Depreciation)
9/30/08	British Pound Sterling 13,517,014	United States Dollar 24,628,811	$24,665
9/30/08	Euro 35,277,186	United States Dollar 51,807,722	(53,383)
			$(28,718)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Lehman Brothers, Inc.	Inergy, L.P.	Sell	2,000	2.20%	3/20/10	$10,826
						$10,826

At August 31, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,114,062,319
Gross unrealized appreciation	$2,093,952
Gross unrealized depreciation	(106,083,528)
Net unrealized depreciation	$(103,989,576)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective June 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$29,669,578	$(28,718)
Level 2	Other Significant Observable Inputs	979,254,328	10,826
Level 3	Significant Unobservable Inputs	1,148,837	—
Total		$1,010,072,743	$(17,892)

*Other financial instruments are swap contracts and forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments In Securities
Balance as of May 31, 2008	$462,500
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(360)
Net purchases (sales)	720
Accrued discount (premium)	—
Net transfers to (from) Level 3	685,977
Balance as of August 31, 2008	$1,148,837

Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded.

Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor or dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Trust may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 23, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 23, 2008